SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 5) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended		0 Months Ended					12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 American Depository Shares	Dec. 31, 2012 American Depository Shares	Sep. 30, 2013 American Depository Shares	Aug. 06, 2013 American Depository Shares	Sep. 13, 2012 American Depository Shares	Dec. 31, 2013 PRC subsidiaries	Dec. 31, 2012 PRC subsidiaries	Dec. 31, 2011 PRC subsidiaries
PRC Statutory Reserves
Allocation of after-tax profits to general reserve fund, minimum (as a percent)								10.00%
Limit of general reserve fund as a percentage of registered capital, after which allocations to general reserve fund are no longer required								50.00%
Statutory reserves resolved to appropriate by the board of directors								$ 1,008	$ 0	$ 0
Dividends
Cash dividends (in dollars per share)					$ 0.10	$ 0.1	$ 1.2
Aggregate amount of dividend paid	$ 4,651	$ 55,559	$ 4,700	$ 56,000